Note 18 - Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities, including FHLB stock	$ 172,656	$ 174,730
Mortgage servicing rights	1,313	1,270	$ 1,247	$ 1,181
Total financial assets	752,864	706,574
Total financial liabilities	737,941	695,733
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	16,475	27,274
Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	485,561	459,933
Fair Value, Inputs, Level 3 [Member]
Loans held for sale	7,705	2,384
Net loans and leases	554,223	500,916
Mortgage servicing rights	1,313	1,270	$ 1,247	$ 1,181
Hedging assets	492
Other borrowings	65,029	57,096
Junior subordinated deferrable interest debentures	8,318	9,790
Hedging liabilities	86
Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	178,947	168,914
Reported Value Measurement [Member]
Securities, including FHLB stock	172,656	174,730
Total financial assets	756,728	709,235
Total financial liabilities	744,639	700,536
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	16,475	27,274
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	485,561	459,933
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	7,705	2,384
Net loans and leases	558,087	503,577
Mortgage servicing rights	1,313	1,270
Hedging assets	492
Other borrowings	65,443	57,148
Junior subordinated deferrable interest debentures	12,874	12,840
Hedging liabilities	86
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	$ 180,675	$ 170,615